Consolidated statement of comprehensive incomes - CAD ($) $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023		Jul. 31, 2024	Jul. 31, 2023
Statement of comprehensive income [abstract]
Net income		$ 1,795	$ 1,749	$ 1,432	[1]	$ 5,272	$ 3,554	[1]
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		161	1,244	(1,205)	[1]	(198)	(1,431)	[1]
Net gains (losses) on hedges of investments in foreign operations		(111)	(779)	676	[1]	72	788	[1]
Other comprehensive income, net of tax, exchange differences on translation		50	465	(529)	[1]	(126)	(643)	[1]
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		2	21	83	[1]	183	346	[1]
Net (gains) losses reclassified to net income		(1)	(21)	(20)	[1]	(32)	(52)	[1]
Other comprehensive income, net of tax, debt securities		1		63	[1]	151	294	[1]
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		1,270	(374)	(686)	[1]	1,767	(5)	[1]
Net (gains) losses reclassified to net income		(274)	(92)	165	[1]	(482)	(315)	[1]
Other comprehensive income, net of tax, cash flow hedges		996	(466)	(521)	[1]	1,285	(320)	[1]
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		172	13	18	[1]	107	(145)	[1]
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		59	(57)	(45)	[1]	(197)	(186)	[1]
Net gains (losses) on equity securities designated at FVOCI		(2)	(10)	6	[1]	(12)	19	[1]
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		229	(54)	(21)	[1]	(102)	(312)	[1]
Total OCI	[2]	1,276	(55)	(1,008)	[1]	1,208	(981)	[1]
Comprehensive income		3,071	1,694	424	[1]	6,480	2,573	[1]
Comprehensive income attributable to non-controlling interests		9	10	10	[1]	31	30	[1]
Preferred shareholders and other equity instrument holders		63	61	66	[1]	191	205	[1]
Common shareholders		2,999	1,623	348	[1]	6,258	2,338	[1]
Comprehensive income attributable to equity shareholders		3,062	1,684	414	[1]	6,449	2,543	[1]
Net foreign currency translation adjustments
Income tax (expense) benefit, Net gains (losses) on investments in foreign operations		(4)	(34)	39		7	46
Income tax (expense) benefit, Net gains (losses) on hedges of investments in foreign operations		5	78	(56)		(13)	(67)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		1	44	(17)		(6)	(21)
Net change in debt securities measured at FVOCI
Income tax (expense) benefit, Net gains (losses) on securities measured at FVOCI		9	(2)	(34)		(25)	(97)
Income tax (expense) benefit, Net (gains) losses reclassified to net income			8	7		12	20
Income tax (expense) benefit relating to debt securities of other comprehensive income		9	6	(27)		(13)	(77)
Net change in cash flow hedges
Income tax (expense) benefit, Net gains (losses) on derivatives designated as cash flow hedges		(489)	144	264		(680)	22
Income tax (expense) benefit, Net (gains) losses reclassified to net income		106	35	(63)		186	113
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		(383)	179	201		(494)	135
Not subject to subsequent reclassification to net income
Income tax (expense) benefit, Net gains (losses) on post-employment defined benefit plans		(66)	(5)	(7)		(40)	39
Income tax (expense) benefit, Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(23)	21	17		75	68
Income tax (expense) benefit, Net gains (losses) on equity securities designated at FVOCI		1	3	(2)		4	(6)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(88)	19	8		39	101
Income tax (expense) benefit relating to components of other comprehensive income		$ (461)	$ 248	$ 165		$ (474)	$ 138

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Includes $14 million of gains for the quarter ended July 31, 2024 (April 30, 2024: $1 million of gains; July 31, 2023: $6 million of losses) and $68 million of gains for the nine months ended July 31, 2024 (July 31, 2023: $55 million of gains), relating to our investments in equity-accounted associates and joint ventures.